Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(17,618)	14,554
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(243)	529
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(5,756)	14,007
Purchase of investment securities	(459)	(212)
Proceeds from sale of investment securities	48	36
Maturities of investment securities	92	92
Investments in subsidiaries and other investments	(483)	(901)
Proceeds from sale of other investments	850	1,617
(Increase)/decrease in loans	(9,057)	(3,652)
Proceeds from sale of loans	943	484
Capital expenditures for premises and equipment and other intangible assets	(411)	(440)
Proceeds from sale of premises and equipment and other intangible assets	0	8
Other, net	150	(2)
Net cash provided by/(used in) investing activities of continuing operations	(14,326)	11,566
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	16,644	16,043
Increase/(decrease) in short-term borrowings	9,095	5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,659)	(37,364)
Issuances of long-term debt	32,023	17,259
Repayments of long-term debt	(19,616)	(33,622)
Issuances of common shares	297	928
Sale of treasury shares	4,033	5,128
Repurchase of treasury shares	(4,792)	(5,479)
Dividends paid/capital repayments	(1,227)	(406)
Excess tax benefits on share based awards	0	0
Other, net	(1,468)	(464)
Net cash provided by/(used in) financing activities of continuing operations	29,330	(32,081)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	574	1,130
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(183)	(348)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2,223)	(5,179)
Cash and due from banks at beginning of period	68,692	61,763
Cash and due from banks at end of period	66,469	56,584
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(1,908)	2,033
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(7,688)	(2)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(17,533)	7,299
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(300)	224
Proceeds from sale of other investments	780	910
(Increase)/decrease in loans	8,466	1,739
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(122)	(119)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	7	(61)
Net cash provided by/(used in) investing activities of continuing operations	(16,390)	9,990
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	783	76
Increase/(decrease) in short-term borrowings	9,346	12,717
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,526	(23,215)
Issuances of long-term debt	2,896	679
Repayments of long-term debt	(1,440)	(1,974)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Excess tax benefits on share based awards	0	0
Other, net	(756)	323
Net cash provided by/(used in) financing activities of continuing operations	18,355	(11,394)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(17)	167
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(8)	(7)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	32	789
Cash and due from banks at beginning of period	4,787	4,523
Cash and due from banks at end of period	4,819	5,312
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(15,916)	12,484
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	7,156	1,561
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,771	6,708
Purchase of investment securities	(459)	(212)
Proceeds from sale of investment securities	48	36
Maturities of investment securities	10	39
Investments in subsidiaries and other investments	(151)	(863)
Proceeds from sale of other investments	43	438
(Increase)/decrease in loans	(16,894)	(3,567)
Proceeds from sale of loans	943	484
Capital expenditures for premises and equipment and other intangible assets	(285)	(317)
Proceeds from sale of premises and equipment and other intangible assets	0	8
Other, net	142	59
Net cash provided by/(used in) investing activities of continuing operations	2,324	4,374
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,914	15,195
Increase/(decrease) in short-term borrowings	(251)	(6,821)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,185)	(14,149)
Issuances of long-term debt	29,134	16,338
Repayments of long-term debt	(20,246)	(31,113)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(59)	(147)
Excess tax benefits on share based awards	0	0
Other, net	(355)	(1,417)
Net cash provided by/(used in) financing activities of continuing operations	10,952	(22,114)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	589	961
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(175)	(341)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2,226)	(4,636)
Cash and due from banks at beginning of period	63,290	56,853
Cash and due from banks at end of period	61,064	52,217
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(17,824)	14,517
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(532)	1,559
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(5,762)	14,007
Purchase of investment securities	(459)	(212)
Proceeds from sale of investment securities	48	36
Maturities of investment securities	10	39
Investments in subsidiaries and other investments	(451)	(639)
Proceeds from sale of other investments	823	1,348
(Increase)/decrease in loans	(8,428)	(1,828)
Proceeds from sale of loans	943	484
Capital expenditures for premises and equipment and other intangible assets	(407)	(436)
Proceeds from sale of premises and equipment and other intangible assets	0	8
Other, net	149	(2)
Net cash provided by/(used in) investing activities of continuing operations	(14,066)	14,364
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	16,697	15,271
Increase/(decrease) in short-term borrowings	9,095	5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,659)	(37,364)
Issuances of long-term debt	32,030	17,017
Repayments of long-term debt	(21,686)	(33,087)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(59)	(147)
Excess tax benefits on share based awards	0	0
Other, net	(1,111)	(1,094)
Net cash provided by/(used in) financing activities of continuing operations	29,307	(33,508)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	572	1,128
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(183)	(348)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(2,194)	(3,847)
Cash and due from banks at beginning of period	68,077	61,376
Cash and due from banks at end of period	65,883	57,529
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	250	146
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	(2,217)	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(1,352)	0
Proceeds from sale of other investments	3	32
(Increase)/decrease in loans	2,476	281
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	0
Net cash provided by/(used in) investing activities of continuing operations	(1,090)	313
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(433)	(1,314)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	2,217	0
Repayments of long-term debt	0	0
Issuances of common shares	297	928
Sale of treasury shares	0	38
Repurchase of treasury shares	(705)	(192)
Dividends paid/capital repayments	(1,125)	(154)
Excess tax benefits on share based awards	0	0
Other, net	861	221
Net cash provided by/(used in) financing activities of continuing operations	1,112	(473)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(2)	(2)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	270	(16)
Cash and due from banks at beginning of period	795	19
Cash and due from banks at end of period	1,065	3
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	150	161
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	113	21
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(44)	(109)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	289	(1,030)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	6	0
Purchase of investment securities	2,217	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	82	53
Investments in subsidiaries and other investments	1,320	(262)
Proceeds from sale of other investments	24	237
(Increase)/decrease in loans	(3,105)	(2,105)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(4)	(4)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	1	0
Net cash provided by/(used in) investing activities of continuing operations	830	(3,111)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	380	2,086
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	(2,224)	242
Repayments of long-term debt	2,070	(535)
Issuances of common shares	0	0
Sale of treasury shares	4,033	5,090
Repurchase of treasury shares	(4,087)	(5,287)
Dividends paid/capital repayments	(43)	(105)
Excess tax benefits on share based awards	0	0
Other, net	(1,218)	409
Net cash provided by/(used in) financing activities of continuing operations	(1,089)	1,900
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	4	4
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(299)	(1,316)
Cash and due from banks at beginning of period	(180)	368
Cash and due from banks at end of period	(479)	(948)